Schedules of Investments (unaudited)
June 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 5.9%
Diversified Telecommunication Services — 4.3%
BT Group PLC	6,628,160	$17,598,131
Koninklijke KPN NV	2,076,550	10,081,748
NTT Inc.	38,458,958	41,003,008
Orange SA	1,444,033	21,891,950
Singapore Telecommunications Ltd.	5,046,900	15,136,935
Swisscom AG, Registered Shares	21,241	15,010,129
Total Diversified Telecommunication Services		120,721,901
Media — 0.2%
ITV PLC	3,621,382	4,091,634
Wireless Telecommunication Services — 1.4%
Freenet AG	90,205	2,926,723
Rogers Communications Inc., Class B Shares	548,636	16,239,947
SoftBank Corp.	13,052,330	20,150,712
Total Wireless Telecommunication Services		39,317,382

Total Communication Services		164,130,917
Consumer Discretionary — 7.3%
Automobile Components — 1.3%
Bridgestone Corp.	454,400	18,560,421
Cie Generale des Etablissements Michelin SCA	323,490	11,976,653
Toyo Tire Corp.	273,600	5,784,724
Total Automobile Components		36,321,798
Automobiles — 4.1%
Bayerische Motoren Werke AG	293,025	25,955,798
Isuzu Motors Ltd.	494,000	6,260,286
Mercedes-Benz Group AG	663,545	38,703,682
Renault SA	204,473	9,392,014
Stellantis NV	3,287,634	32,837,864
Total Automobiles		113,149,644
Broadline Retail — 0.1%
B&M European Value Retail SA	1,135,066	4,221,461
Distributors — 0.1%
Inchcape PLC	262,319	2,609,746
Hotels, Restaurants & Leisure — 0.7%
Evolution AB	201,787	15,913,614
Genting Singapore Ltd.	5,439,400	3,053,564
Total Hotels, Restaurants & Leisure		18,967,178
Household Durables — 0.4%
Haseko Corp.	177,471	2,658,164
Sekisui House Ltd.	399,100	8,794,595
Total Household Durables		11,452,759
Specialty Retail — 0.6%
H & M Hennes & Mauritz AB, Class B Shares	667,043	9,301,815
Kingfisher PLC	1,726,720	6,880,946
Total Specialty Retail		16,182,761

Total Consumer Discretionary		202,905,347
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 8.8%
Beverages — 1.6%
Diageo PLC	1,405,283	$35,202,365
Kirin Holdings Co. Ltd.	650,857	9,099,697
Total Beverages		44,302,062
Consumer Staples Distribution & Retail — 1.9%
Carrefour SA	606,809	8,526,270
J Sainsbury PLC	2,078,330	8,253,625
Metcash Ltd.	732,136	1,876,039
Tesco PLC	6,133,855	33,731,411
Total Consumer Staples Distribution & Retail		52,387,345
Food Products — 3.0%
MEIJI Holdings Co., Ltd	407,100	8,982,157
Mowi ASA	200,248	3,850,733
Nestle SA, Registered Shares	617,022	61,105,332
Orkla ASA	230,990	2,501,705
WH Group Ltd.	6,401,107	6,156,479
Total Food Products		82,596,406
Household Products — 1.2%
Reckitt Benckiser Group PLC	484,289	32,883,657
Tobacco — 1.1%
Imperial Brands PLC	795,711	31,370,907

Total Consumer Staples		243,540,377
Energy — 15.8%
Oil, Gas & Consumable Fuels — 15.8%
Aker BP ASA	267,851	6,823,521
Canadian Natural Resources Ltd.	2,234,552	70,090,748
Equinor ASA	700,634	17,661,762
Inpex Corp.	1,716,600	24,065,319
New Hope Corp. Ltd.	750,481	1,819,763
Pembina Pipeline Corp.	829,505	31,082,881
Peyto Exploration & Development Corp.	274,005	3,905,751
Repsol SA	843,187	12,307,862
Santos Ltd.	2,241,630	11,252,941
Shell PLC	2,059,753	72,074,702
Suncor Energy Inc.	1,947,410	72,801,307
TC Energy Corp.	765,361	37,289,263
TotalEnergies SE	972,833	59,496,159
Whitecap Resources Inc.	2,479,439	16,626,505
Yancoal Australia Ltd.	698,624	2,641,756

Total Energy		439,940,240
Financials — 24.6%
Banks — 16.5%
ABN AMRO Bank NV, CVA	622,315	16,976,936
ANZ Group Holdings Ltd.	1,309,225	25,019,301
Bank of Nova Scotia	893,544	49,310,270
Banque Cantonale Vaudoise, Registered Shares	16,106	1,850,369
BNP Paribas SA	601,202	53,860,662
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
BOC Hong Kong Holdings Ltd.	2,774,270	$12,051,288
Canadian Imperial Bank of Commerce	770,675	54,593,951
Credit Agricole SA	997,694	18,814,427
DBS Group Holdings Ltd.	921,070	32,477,724
DNB Bank ASA	280,595	7,724,910
Intesa Sanpaolo SpA	13,363,781	76,733,378
Mediobanca Banca di Credito Finanziario SpA	681,901	15,796,882
Nordea Bank Abp	1,129,198	16,714,681
Oversea-Chinese Banking Corp. Ltd.	1,065,252	13,641,314
Svenska Handelsbanken AB, Class A Shares	1,095,842	14,539,707
Swedbank AB, Class A Shares	478,319	12,572,285
United Overseas Bank Ltd.	586,215	16,569,497
Westpac Banking Corp.	983,794	21,830,540
Total Banks		461,078,122
Insurance — 8.1%
Allianz SE, Registered Shares	174,707	70,568,013
ASR Nederland NV	84,892	5,618,298
AXA SA	895,355	43,795,720
Generali	740,037	26,243,217
NN Group NV	185,309	12,272,767
Poste Italiane SpA	382,432	8,188,267
Power Corp. of Canada	264,785	10,321,667
Swiss Life Holding AG, Registered Shares	15,084	15,209,068
Zurich Insurance Group AG	46,774	32,589,021
Total Insurance		224,806,038

Total Financials		685,884,160
Health Care — 8.3%
Pharmaceuticals — 8.3%
GSK PLC	2,509,873	47,807,760
Novartis AG, Registered Shares	591,586	71,473,399
Ono Pharmaceutical Co. Ltd.	616,200	6,650,668
Roche Holding AG	193,898	62,943,773
Sanofi SA	427,224	41,228,089

Total Health Care		230,103,689
Industrials — 10.8%
Air Freight & Logistics — 0.9%
Deutsche Post AG, Registered Shares	571,306	26,295,325
Building Products — 0.1%
Xinyi Glass Holdings Ltd.	1,644,629	1,579,682
Commercial Services & Supplies — 0.1%
Securitas AB, Class B Shares	230,106	3,416,436
Construction & Engineering — 1.5%
Bouygues SA	171,742	7,741,420
INFRONEER Holdings Inc.	238,600	1,999,552
Vinci SA	210,698	30,940,736
Total Construction & Engineering		40,681,708
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 0.1%
Signify NV	98,765	$2,664,195
Ground Transportation — 0.3%
Aurizon Holdings Ltd.	1,907,842	3,788,422
MTR Corp. Ltd.	1,107,093	3,977,073
Total Ground Transportation		7,765,495
Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd.	1,232,722	7,584,774
Keppel Ltd.	673,620	3,924,359
Swire Pacific Ltd., Class A Shares	282,330	2,418,687
Total Industrial Conglomerates		13,927,820
Machinery — 1.5%
Daimler Truck Holding AG	302,493	14,263,630
Hitachi Construction Machinery Co. Ltd.	179,600	5,346,533
SKF AB, Class B Shares	274,498	6,252,992
Volvo AB, Class B Shares	607,532	16,918,387
Total Machinery		42,781,542
Marine Transportation — 0.4%
Kuehne + Nagel International AG, Registered Shares	48,097	10,371,671
Passenger Airlines — 0.2%
Singapore Airlines Ltd.	1,081,313	5,917,443
Trading Companies & Distributors — 5.2%
Marubeni Corp.	1,091,600	22,014,129
Mitsubishi Corp.	3,131,600	62,612,488
Mitsui & Co. Ltd.	1,722,000	35,132,639
Sojitz Corp.	300,500	7,374,935
Sumitomo Corp.	733,900	18,946,402
Total Trading Companies & Distributors		146,080,593

Total Industrials		301,481,910
Materials — 7.2%
Chemicals — 0.9%
Asahi Kasei Corp.	977,900	6,952,842
Daicel Corp.	192,300	1,610,211
Johnson Matthey PLC	199,424	4,744,156
Mitsui Chemicals Inc.	275,700	6,365,464
Nippon Shokubai Co. Ltd.	147,000	1,673,080
Tosoh Corp.	224,837	3,284,337
Zeon Corp.	150,200	1,522,849
Total Chemicals		26,152,939
Construction Materials — 0.9%
Amrize Ltd.	200,687	9,978,883 *
Holcim AG	201,428	14,904,660
Total Construction Materials		24,883,543
Metals & Mining — 5.4%
BHP Group Ltd.	1,874,344	45,141,918
Fortescue Ltd.	1,618,148	16,203,728
JFE Holdings Inc.	955,900	11,097,956
Kobe Steel Ltd.	659,300	7,184,314
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Nippon Steel Corp.	975,900	$18,464,708
Norsk Hydro ASA	905,796	5,150,301
Rio Tinto PLC	767,440	44,643,062
Yamato Kogyo Co. Ltd.	42,000	2,547,710
Total Metals & Mining		150,433,697

Total Materials		201,470,179
Real Estate — 1.7%
Diversified REITs — 0.1%
Daiwa House REIT Investment Corp.	1,276	2,151,033
Mapletree Pan Asia Commercial Trust	2,175,300	2,151,987
Total Diversified REITs		4,303,020
Industrial REITs — 0.5%
CapitaLand Ascendas REIT	2,084,566	4,386,320
Frasers Logistics & Commercial Trust	3,706,000	2,487,834
Mapletree Industrial Trust	1,885,756	3,020,408
Mapletree Logistics Trust	4,152,400	3,847,079
Total Industrial REITs		13,741,641
Real Estate Management & Development — 0.5%
Daito Trust Construction Co. Ltd.	45,600	4,948,458
Sun Hung Kai Properties Ltd.	771,020	8,844,630
Total Real Estate Management & Development		13,793,088
Retail REITs — 0.6%
CapitaLand Integrated Commercial Trust	5,044,000	8,593,790
Klepierre SA	132,156	5,187,595
SmartCentres Real Estate Investment Trust	120,303	2,256,177
Total Retail REITs		16,037,562

Total Real Estate		47,875,311
Utilities — 8.7%
Electric Utilities — 5.6%
CK Infrastructure Holdings Ltd.	316,592	2,095,153
CLP Holdings Ltd.	687,956	5,792,853
EDP SA	2,305,814	9,966,002
Emera Inc.	339,320	15,512,482
Enel SpA	5,259,009	49,732,041
Fortis Inc.	523,855	24,962,295
Origin Energy Ltd.	1,000,207	7,072,691
Power Assets Holdings Ltd.	663,502	4,264,163
SSE PLC	1,055,207	26,476,334
Terna - Rete Elettrica Nazionale SpA	894,419	9,161,554
Total Electric Utilities		155,035,568
Gas Utilities — 0.6%
Italgas SpA	831,517	7,027,754
Snam SpA	1,502,794	9,070,776
Total Gas Utilities		16,098,530
Multi-Utilities — 2.5%
E.ON SE	1,390,745	25,508,237
Engie SA	1,218,522	28,499,984
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
Veolia Environnement SA		454,228	$16,129,176
Total Multi-Utilities			70,137,397

Total Utilities			241,271,495
Total Common Stocks (Cost — $2,484,844,770)			2,758,603,625
	Rate
Preferred Stocks — 1.0%
Consumer Discretionary — 1.0%
Automobiles — 1.0%
Volkswagen AG (Cost — $29,586,716)	7.097%	279,836	29,438,890 (a)
Total Investments before Short-Term Investments (Cost — $2,514,431,486)			2,788,042,515

Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $13,968,749)	4.226%	13,968,749	13,968,749 (b)
Total Investments — 100.6% (Cost — $2,528,400,235)			2,802,011,264
Liabilities in Excess of Other Assets — (0.6)%			(17,262,677)
Total Net Assets — 100.0%			$2,784,748,587

*	Non-income producing security.
(a)	The rate shown represents the yield as of June 30, 2025.
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index	105	9/25	$14,018,951	$14,078,925	$59,974
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	211,596	CHF	172,917	State Street Global Markets, LLC	7/8/25	$(5,877)
USD	847,240	CHF	693,903	State Street Global Markets, LLC	7/8/25	(25,464)
USD	1,052,996	CHF	847,506	State Street Global Markets, LLC	7/8/25	(12,890)
USD	1,060,294	CHF	861,415	State Street Global Markets, LLC	7/8/25	(23,085)
USD	1,280,266	CHF	1,036,830	State Street Global Markets, LLC	7/8/25	(23,728)
USD	1,899,949	CHF	1,517,803	State Street Global Markets, LLC	7/8/25	(8,952)
USD	2,566,641	CHF	2,041,542	State Street Global Markets, LLC	7/8/25	(953)
USD	2,742,785	CHF	2,232,117	State Street Global Markets, LLC	7/8/25	(64,490)
USD	286,300,837	CHF	233,954,451	State Street Global Markets, LLC	7/8/25	(7,937,575)
USD	643,733	EUR	559,697	State Street Global Markets, LLC	7/8/25	(13,650)
USD	2,566,977	EUR	2,246,054	State Street Global Markets, LLC	7/8/25	(71,089)
USD	3,190,088	EUR	2,743,168	State Street Global Markets, LLC	7/8/25	(31,856)
USD	3,217,688	EUR	2,788,202	State Street Global Markets, LLC	7/8/25	(57,149)
USD	3,879,382	EUR	3,355,983	State Street Global Markets, LLC	7/8/25	(62,333)
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,759,407	EUR	4,912,828	State Street Global Markets, LLC	7/8/25	$(10,876)
USD	7,759,973	EUR	6,608,248	State Street Global Markets, LLC	7/8/25	(1,637)
USD	8,337,171	EUR	7,224,253	State Street Global Markets, LLC	7/8/25	(147,958)
USD	865,278,387	EUR	753,852,241	State Street Global Markets, LLC	7/8/25	(20,146,510)
USD	263,258	GBP	194,431	State Street Global Markets, LLC	7/8/25	(3,191)
USD	1,057,015	GBP	780,253	State Street Global Markets, LLC	7/8/25	(12,247)
USD	1,298,515	GBP	953,134	State Street Global Markets, LLC	7/8/25	(7,663)
USD	1,306,311	GBP	968,420	State Street Global Markets, LLC	7/8/25	(20,816)
USD	1,583,005	GBP	1,165,878	State Street Global Markets, LLC	7/8/25	(14,719)
USD	2,341,972	GBP	1,707,518	State Street Global Markets, LLC	7/8/25	1,982
USD	3,147,468	GBP	2,296,815	State Street Global Markets, LLC	7/8/25	(97)
USD	3,391,743	GBP	2,509,913	State Street Global Markets, LLC	7/8/25	(47,852)
USD	357,104,388	GBP	262,690,331	State Street Global Markets, LLC	7/8/25	(2,887,538)
USD	30,394	NOK	306,302	State Street Global Markets, LLC	7/8/25	125
USD	122,146	NOK	1,229,185	State Street Global Markets, LLC	7/8/25	675
USD	147,960	NOK	1,501,442	State Street Global Markets, LLC	7/8/25	(416)
USD	151,068	NOK	1,525,807	State Street Global Markets, LLC	7/8/25	285
USD	184,935	NOK	1,836,312	State Street Global Markets, LLC	7/8/25	3,466
USD	266,770	NOK	2,690,297	State Street Global Markets, LLC	7/8/25	909
USD	357,574	NOK	3,618,480	State Street Global Markets, LLC	7/8/25	(12)
USD	399,083	NOK	3,952,402	State Street Global Markets, LLC	7/8/25	8,498
USD	41,061,433	NOK	412,712,734	State Street Global Markets, LLC	7/8/25	276,278
USD	54,895	SEK	523,759	State Street Global Markets, LLC	7/8/25	(93)
USD	219,195	SEK	2,101,782	State Street Global Markets, LLC	7/8/25	(1,465)
USD	270,163	SEK	2,567,484	State Street Global Markets, LLC	7/8/25	610
USD	270,524	SEK	2,608,541	State Street Global Markets, LLC	7/8/25	(3,340)
USD	330,924	SEK	3,140,551	State Street Global Markets, LLC	7/8/25	1,206
USD	485,050	SEK	4,599,756	State Street Global Markets, LLC	7/8/25	2,135
USD	649,443	SEK	6,187,160	State Street Global Markets, LLC	7/8/25	(129)
USD	712,105	SEK	6,760,501	State Street Global Markets, LLC	7/8/25	2,339
USD	73,909,363	SEK	705,027,842	State Street Global Markets, LLC	7/8/25	(109,515)
USD	96,219	AUD	147,540	UBS Securities LLC	7/8/25	(487)
USD	386,162	AUD	592,080	UBS Securities LLC	7/8/25	(1,923)
USD	469,660	AUD	723,262	UBS Securities LLC	7/8/25	(4,409)
USD	472,614	AUD	734,788	UBS Securities LLC	7/8/25	(9,010)
USD	575,153	AUD	884,693	UBS Securities LLC	7/8/25	(4,728)
USD	845,979	AUD	1,295,843	UBS Securities LLC	7/8/25	(3,394)
USD	1,142,301	AUD	1,742,947	UBS Securities LLC	7/8/25	(131)
USD	1,240,033	AUD	1,904,547	UBS Securities LLC	7/8/25	(8,322)
USD	129,620,358	AUD	198,638,799	UBS Securities LLC	7/8/25	(579,506)
USD	283,786	CAD	387,380	UBS Securities LLC	7/8/25	(241)
USD	1,137,695	CAD	1,554,546	UBS Securities LLC	7/8/25	(2,099)
USD	1,383,495	CAD	1,898,926	UBS Securities LLC	7/8/25	(8,798)
USD	1,405,512	CAD	1,929,656	UBS Securities LLC	7/8/25	(9,313)
USD	1,710,475	CAD	2,322,827	UBS Securities LLC	7/8/25	7,377
USD	2,492,076	CAD	3,402,461	UBS Securities LLC	7/8/25	(2,610)
USD	3,354,831	CAD	4,576,341	UBS Securities LLC	7/8/25	(545)
USD	3,682,422	CAD	5,000,435	UBS Securities LLC	7/8/25	16,101
USD	383,938,738	CAD	523,452,093	UBS Securities LLC	7/8/25	143,389
USD	267,115	JPY	38,573,200	UBS Securities LLC	7/8/25	(192)
USD	1,073,687	JPY	154,797,597	UBS Securities LLC	7/8/25	959
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,298,993	JPY	189,049,285	UBS Securities LLC	7/8/25	$(11,096)
USD	1,311,896	JPY	192,022,077	UBS Securities LLC	7/8/25	(18,794)
USD	1,608,552	JPY	231,316,387	UBS Securities LLC	7/8/25	5,557
USD	2,340,347	JPY	338,822,063	UBS Securities LLC	7/8/25	(7,649)
USD	3,157,033	JPY	455,718,344	UBS Securities LLC	7/8/25	(1,040)
USD	3,436,562	JPY	497,943,005	UBS Securities LLC	7/8/25	(14,123)
USD	364,868,616	JPY	52,180,444,523	UBS Securities LLC	7/8/25	3,264,449
USD	38,460	HKD	301,094	Wells Fargo Securities LLC	7/8/25	69
USD	154,402	HKD	1,208,284	Wells Fargo Securities LLC	7/8/25	340
USD	188,252	HKD	1,475,996	Wells Fargo Securities LLC	7/8/25	55
USD	191,342	HKD	1,499,936	Wells Fargo Securities LLC	7/8/25	93
USD	230,532	HKD	1,805,454	Wells Fargo Securities LLC	7/8/25	328
USD	337,125	HKD	2,644,588	Wells Fargo Securities LLC	7/8/25	(73)
USD	453,372	HKD	3,556,987	Wells Fargo Securities LLC	7/8/25	(160)
USD	496,133	HKD	3,886,772	Wells Fargo Securities LLC	7/8/25	551
USD	52,118,797	HKD	407,664,838	Wells Fargo Securities LLC	7/8/25	139,625
USD	80,284	SGD	102,983	Wells Fargo Securities LLC	7/8/25	(625)
USD	321,933	SGD	413,269	Wells Fargo Securities LLC	7/8/25	(2,754)
USD	394,532	SGD	504,829	Wells Fargo Securities LLC	7/8/25	(2,089)
USD	398,733	SGD	513,012	Wells Fargo Securities LLC	7/8/25	(4,317)
USD	482,476	SGD	617,517	Wells Fargo Securities LLC	7/8/25	(2,678)
USD	709,080	SGD	904,456	Wells Fargo Securities LLC	7/8/25	(1,509)
USD	955,537	SGD	1,216,509	Wells Fargo Securities LLC	7/8/25	(218)
USD	1,037,240	SGD	1,329,374	Wells Fargo Securities LLC	7/8/25	(7,188)
USD	108,415,917	SGD	139,009,913	Wells Fargo Securities LLC	7/8/25	(797,743)
Net unrealized depreciation on open forward foreign currency contracts						$(29,385,528)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 3.3%
Diversified Telecommunication Services — 2.5%
Verizon Communications Inc.	326,297	$14,118,871
Media — 0.8%
Omnicom Group Inc.	63,015	4,533,299

Total Communication Services		18,652,170
Consumer Discretionary — 4.0%
Hotels, Restaurants & Leisure — 1.8%
Darden Restaurants Inc.	46,878	10,217,998
Specialty Retail — 2.2%
Home Depot Inc.	33,355	12,229,277

Total Consumer Discretionary		22,447,275
Consumer Staples — 24.0%
Beverages — 7.0%
Coca-Cola Co.	189,974	13,440,661
Keurig Dr Pepper Inc.	386,897	12,790,815
PepsiCo Inc.	97,933	12,931,073
Total Beverages		39,162,549
Consumer Staples Distribution & Retail — 1.9%
Sysco Corp.	138,167	10,464,768
Food Products — 10.5%
Campbell’s Co.	19,693	603,590
Flowers Foods Inc.	76,795	1,227,184
General Mills Inc.	212,759	11,023,044
Hershey Co.	60,600	10,056,570
Hormel Foods Corp.	116,795	3,533,049
Kellanova	99,426	7,907,350
Kraft Heinz Co.	414,884	10,712,305
Mondelez International Inc., Class A Shares	206,723	13,941,399
Total Food Products		59,004,491
Household Products — 2.1%
Kimberly-Clark Corp.	87,714	11,308,089
Reynolds Consumer Products Inc.	28,737	615,546
Total Household Products		11,923,635
Tobacco — 2.5%
Altria Group Inc.	237,874	13,946,553
Philip Morris International Inc.	13	2,368
Universal Corp.	6,010	350,022
Total Tobacco		14,298,943

Total Consumer Staples		134,854,386
Energy — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	101,941	14,596,932
Diamondback Energy Inc.	35,515	4,879,761
DT Midstream Inc.	24,285	2,669,164
International Seaways Inc.	29,937	1,092,102
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc.	115,357	$9,416,592

Total Energy		32,654,551
Financials — 8.6%
Banks — 5.5%
Bank of Hawaii Corp.	11,540	779,296
Community Financial System Inc.	9,999	568,643
CVB Financial Corp.	31,707	627,482
First Commonwealth Financial Corp.	19,530	316,972
First Financial Bancorp	13,632	330,712
First Hawaiian Inc.	28,224	704,471
First Interstate BancSystem Inc., Class A Shares	28,153	811,369
First Merchants Corp.	9,904	379,323
Fulton Financial Corp.	47,068	849,107
NBT Bancorp Inc.	7,828	325,253
Northwest Bancshares Inc.	30,859	394,378
PNC Financial Services Group Inc.	55,112	10,273,979
Preferred Bank	3,377	292,263
Provident Financial Services Inc.	25,872	453,536
United Bankshares Inc.	21,750	792,353
US Bancorp	293,122	13,263,771
Total Banks		31,162,908
Capital Markets — 1.8%
Federated Hermes Inc.	22,219	984,746
T. Rowe Price Group Inc.	92,077	8,885,430
Total Capital Markets		9,870,176
Financial Services — 0.4%
Western Union Co.	249,881	2,103,998
Insurance — 0.9%
American Financial Group Inc.	12,447	1,570,936
CNA Financial Corp.	14,494	674,406
Fidelity National Financial Inc.	47,975	2,689,478
Total Insurance		4,934,820

Total Financials		48,071,902
Health Care — 5.0%
Health Care Equipment & Supplies — 2.6%
Medtronic PLC	166,287	14,495,238
Pharmaceuticals — 2.4%
Johnson & Johnson	89,633	13,691,441

Total Health Care		28,186,679
Industrials — 6.1%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	30,056	13,920,136
Machinery — 1.0%
Snap-on Inc.	18,790	5,847,072
Marine Transportation — 0.1%
Global Ship Lease Inc., Class A Shares	16,283	428,406
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — 2.2%
Paychex Inc.	86,059	$12,518,142
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co. Inc., Class A Shares	18,294	1,555,356

Total Industrials		34,269,112
Information Technology — 2.7%
Communications Equipment — 2.7%
Cisco Systems Inc.	221,878	15,393,896
IT Services — 0.0%††
International Business Machines Corp.	4	1,179

Total Information Technology		15,395,075
Materials — 0.9%
Containers & Packaging — 0.9%
Packaging Corp. of America	25,712	4,845,426

Real Estate — 14.8%
Diversified REITs — 1.2%
Alexander & Baldwin Inc.	18,536	330,497
American Assets Trust Inc.	17,333	342,327
Broadstone Net Lease Inc.	51,083	819,882
Essential Properties Realty Trust Inc.	62,782	2,003,373
WP Carey Inc.	48,036	2,996,486
Total Diversified REITs		6,492,565
Health Care REITs — 1.2%
CareTrust REIT Inc.	67,900	2,077,740
Healthpeak Properties Inc.	208,222	3,645,967
LTC Properties Inc.	13,222	457,614
National Health Investors Inc.	8,294	581,575
Total Health Care REITs		6,762,896
Hotel & Resort REITs — 1.5%
Apple Hospitality REIT Inc.	117,364	1,369,638
Host Hotels & Resorts Inc.	322,707	4,956,779
Park Hotels & Resorts Inc.	203,370	2,080,475
Total Hotel & Resort REITs		8,406,892
Industrial REITs — 1.1%
EastGroup Properties Inc.	20,087	3,356,939
LXP Industrial Trust	75,361	622,482
STAG Industrial Inc.	61,599	2,234,812
Total Industrial REITs		6,214,233
Office REITs — 0.5%
COPT Defense Properties	37,853	1,043,986
Easterly Government Properties Inc.	32,104	712,709
Highwoods Properties Inc.	33,003	1,026,063
Total Office REITs		2,782,758
Residential REITs — 2.5%
Equity Residential	70,541	4,760,812
Essex Property Trust Inc.	15,669	4,440,595
Mid-America Apartment Communities Inc.	33,804	5,003,330
Total Residential REITs		14,204,737
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — 3.7%
Agree Realty Corp.	44,486	$3,250,147
Brixmor Property Group Inc.	90,212	2,349,121
Federal Realty Investment Trust	34,544	3,281,335
Getty Realty Corp.	15,463	427,397
Kimco Realty Corp.	213,959	4,497,418
NETSTREIT Corp.	32,624	552,324
NNN REIT Inc.	54,579	2,356,721
Regency Centers Corp.	42,697	3,041,307
Tanger Inc.	35,341	1,080,728
Total Retail REITs		20,836,498
Specialized REITs — 3.1%
CubeSmart	70,568	2,999,140
EPR Properties	29,405	1,713,135
Four Corners Property Trust Inc.	30,332	816,234
Gaming and Leisure Properties Inc.	47,509	2,217,720
National Storage Affiliates Trust	26,118	835,515
VICI Properties Inc.	276,069	8,999,850
Total Specialized REITs		17,581,594

Total Real Estate		83,282,173
Utilities — 23.9%
Electric Utilities — 16.4%
ALLETE Inc.	14,265	913,958
Alliant Energy Corp.	68,855	4,163,662
American Electric Power Co. Inc.	124,639	12,932,543
Duke Energy Corp.	114,723	13,537,314
Entergy Corp.	127,308	10,581,841
Evergy Inc.	85,743	5,910,265
Exelon Corp.	295,096	12,813,068
OGE Energy Corp.	45,784	2,031,894
Pinnacle West Capital Corp.	43,089	3,855,173
Portland General Electric Co.	45,194	1,836,232
Southern Co.	152,841	14,035,389
Xcel Energy Inc.	140,498	9,567,914
Total Electric Utilities		92,179,253
Gas Utilities — 0.5%
New Jersey Resources Corp.	23,276	1,043,231
Northwest Natural Holding Co.	8,706	345,802
ONE Gas Inc.	16,107	1,157,449
Total Gas Utilities		2,546,482
Multi-Utilities — 6.7%
Ameren Corp.	59,966	5,759,135
Avista Corp.	21,711	823,932
Black Hills Corp.	18,580	1,042,338
Consolidated Edison Inc.	76,225	7,649,179
DTE Energy Co.	50,777	6,725,921
NiSource Inc.	147,573	5,953,095
Northwestern Energy Group Inc.	17,855	915,962
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
WEC Energy Group Inc.		85,360	$8,894,512
Total Multi-Utilities			37,764,074
Water Utilities — 0.3%
Essential Utilities Inc.		49,402	1,834,790

Total Utilities			134,324,599
Total Investments before Short-Term Investments (Cost — $526,662,874)			556,983,348
	Rate
Short-Term Investments — 0.6%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,368,509)	4.226%	3,368,509	3,368,509 (a)
Total Investments — 99.7% (Cost — $530,031,383)			560,351,857
Other Assets in Excess of Liabilities — 0.3%			1,803,925
Total Net Assets — 100.0%			$562,155,782

††	Represents less than 0.1%.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	10	9/25	$3,048,900	$3,126,875	$77,975
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index and Franklin Low Volatility High Dividend Index, respectively (together, the “Indices”). The Franklin International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Franklin Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc., the Funds’ subadviser.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$2,758,603,625	—	—	$2,758,603,625
Preferred Stocks	29,438,890	—	—	29,438,890
Total Long-Term Investments	2,788,042,515	—	—	2,788,042,515
Short-Term Investments†	13,968,749	—	—	13,968,749
Total Investments	$2,802,011,264	—	—	$2,802,011,264

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$59,974	—	—	$59,974
Forward Foreign Currency Contracts††	—	$3,877,401	—	3,877,401
Total Other Financial Instruments	$59,974	$3,877,401	—	$3,937,375
Total	$2,802,071,238	$3,877,401	—	$2,805,948,639
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$33,262,929	—	$33,262,929

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$556,983,348	—	—	$556,983,348
Short-Term Investments†	3,368,509	—	—	3,368,509
Total Investments	$560,351,857	—	—	$560,351,857
Other Financial Instruments:
Futures Contracts††	$77,975	—	—	$77,975
Total	$560,429,832	—	—	$560,429,832

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Low Volatility High Dividend Index ETFs 2025 Quarterly Report